Commitments and Contingencies - Schedule of Future Minimum Payments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Office building leases
2019	$ 1,692
2020	2,047
2021	2,136
2022	2,229
2023	456
Thereafter	171
Total	8,731
Pipe and equipment purchase commitments
2019	1,455
2020	0
2021	0
2022	0
2023	0
Thereafter	0
Total	1,455
Drilling rig commitments
2019	15,352
2020	0
2021	0
2022	0
2023	0
Thereafter	0
Total	15,352
Total
2019	18,499
2020	2,047
2021	2,136
2022	2,229
2023	456
Thereafter	171
Total	$ 25,538